Mar. 23, 2021
Zevenbergen Genea Fund
ZEVENBERGEN GENEA FUND

ZEVENBERGEN GENEA FUND
INVESTOR CLASS (ZVGNX)
INSTITUTIONAL CLASS (ZVGIX)
Supplement dated March 23, 2021
to the Prospectus and Statement of Additional Information (the “SAI”)
dated October 31, 2020
Effective April 1, 2021, the advisory fee of the Zevenbergen Genea Fund (the “Fund”) will decrease from 0.90% to 0.80%. Also effective April 1, 2021, the limits on total annual fund operating expenses will decrease from 1.25% to 1.15% for the Fund’s Investor Class and from 1.00% to 0.90% for the Fund’s Institutional Class shares.
Consequently, the Annual Fund Operating Expenses table and Example on Page 7 of the Prospectus are deleted and replaced with the following:
Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and the Example below.
Shareholder Fees(fees paid directly from your investment)

Shareholder Fees (fees paid directly from your investment)	Investor Class		Institutional Class
Redemption Fee (as a percentage of amount redeemed on shares held for 90 days or less)		1.00%		1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees		0.80%		0.80%
Distribution and Service (Rule 12b-1) Fees		0.25%		None
Other Expenses		0.83%		0.80%
Shareholder Servicing Fees	0.15%		0.10%
Remainder of Other Expenses	0.68%		0.70%
Total Annual Fund Operating Expenses		1.88%		1.60%
Less: Fee Waiver and/or Expense Reimbursement		-0.58%		-0.60%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (1)		1.30%		1.00%

Annual Fund Operating Expenses(expenses that you pay each year as a percentage of the value of your investment)

Shareholder Fees (fees paid directly from your investment)	Investor Class		Institutional Class
Redemption Fee (as a percentage of amount redeemed on shares held for 90 days or less)		1.00%		1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees		0.80%		0.80%
Distribution and Service (Rule 12b-1) Fees		0.25%		None
Other Expenses		0.83%		0.80%
Shareholder Servicing Fees	0.15%		0.10%
Remainder of Other Expenses	0.68%		0.70%
Total Annual Fund Operating Expenses		1.88%		1.60%
Less: Fee Waiver and/or Expense Reimbursement		-0.58%		-0.60%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (1)		1.30%		1.00%

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The amounts shown in the Example would be the same even if you did not redeem your shares at the end of each period. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the Expense Caps only until October 31, 2022).
Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Investor Class	$132	$502	$925	$2,104
Institutional Class	$102	$408	$766	$1,775

Please retain this supplement with the Prospectus and SAI